Consolidated Statements of Operations - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating Revenues:
Total operating revenues	$ 423,055	$ 330,857	$ 320,428	$ 277,059	$ 351,397	$ 289,334	$ 273,425	$ 243,206	$ 1,351,399	$ 1,157,362	$ 845,773
Costs and Expenses:
Employee compensation and benefits									476,968	376,436	357,022
Programming									398,314	314,586	211,612
Impairment of programming assets									0	8,920	0
Other expenses									276,432	233,936	179,772
Acquisition and related integration costs									26,304	4,124	0
Restructuring costs									3,370	8,911	4,422
Total costs and expenses	351,080	303,652	272,351	254,305	261,280	228,632	231,594	225,407	1,181,388	946,913	752,828
Depreciation, Amortization, and (Gains) Losses:
Depreciation									39,998	34,385	34,049
Amortization of intangible assets									44,346	26,326	18,857
Impairment of goodwill and intangible assets									0	0	35,732
(Gains) losses, net on disposal of property and equipment	(1,998)	(11)	144	173	1,105	(501)	(66)	717	(1,692)	1,255	169
Net depreciation, amortization, and (gains) losses									82,652	61,966	88,807
Operating income									87,359	148,483	4,138
Interest expense	(27,120)	(26,537)	(18,023)	(8,916)	(9,143)	(9,003)	(9,279)	(8,759)	(80,596)	(36,184)	(26,552)
Defined benefit pension plan expense	(1,746)	(2,071)	(1,564)	(1,572)	(13,446)	(3,529)	(1,389)	(1,388)	(6,953)	(19,752)	(14,112)
Miscellaneous, net	(417)	2,042	369	(800)	687	(546)	(156)	138	1,194	123	7,436
Income (loss) from continuing operations before income taxes	18,545	(21,011)	9,183	(5,713)	50,280	33,285	16,579	(7,474)	1,004	92,670	(29,090)
Provision (benefit) for income taxes	5,602	(3,677)	3,385	(2,393)	11,077	8,695	4,219	(1,210)	2,917	22,781	(18,912)
Income (loss) from continuing operations, net of tax									(1,913)	69,889	(10,178)
Loss from discontinued operations, net of tax	(2,378)	(4,429)	(6,164)	(3,494)	(17,224)	(5,459)	(6,640)	(20,817)	(16,465)	(50,140)	(4,439)
Net income (loss)	10,565	(21,763)	(366)	(6,814)	21,979	19,131	5,720	(27,081)	(18,378)	19,749	(14,617)
Loss attributable to noncontrolling interest	(166)	166	0	0	0	0	0	(632)	0	(632)	(1,511)
Net income (loss) attributable to the shareholders of The E.W. Scripps Company	$ 10,731	$ (21,929)	$ (366)	$ (6,814)	$ 21,979	$ 19,131	$ 5,720	$ (26,449)	$ (18,378)	$ 20,381	$ (13,106)
Net income (loss) per basic share of common stock attributable to the shareholders of The E.W. Scripps Company:
Income (loss) from continuing operations, per basic share	$ 0.16	$ (0.22)	$ 0.07	$ (0.04)	$ 0.48	$ 0.30	$ 0.15	$ (0.07)	$ (0.02)	$ 0.85	$ (0.11)
Loss from discontinued operations, per basic share					(0.21)	(0.07)	(0.08)	(0.26)	(0.20)	(0.61)	(0.05)
Net income (loss) per basic share of common stock (USD per share)									(0.23)	0.25	(0.16)
Net income (loss) per diluted share of common stock attributable to the shareholders of The E.W. Scripps Company:
Income (loss) from continuing operations, per diluted share	$ 0.16	$ (0.22)	$ 0.07	$ (0.04)	0.47	0.29	0.15	(0.07)	(0.02)	0.85	(0.11)
Loss from discontinued operations, per diluted share					$ (0.21)	$ (0.07)	$ (0.08)	$ (0.26)	(0.20)	(0.60)	(0.05)
Net income (loss) per diluted share of common stock (USD per share)									$ (0.23)	$ 0.24	$ (0.16)
Weighted average shares outstanding:
Basic (in shares)	80,927	80,877	80,822	80,673	80,669	81,452	81,824	81,554	80,826	81,369	82,052
Diluted (in shares)	81,322	80,877	81,196	80,673	81,348	82,084	81,852	81,554	80,826	81,927	82,052
Advertising
Operating Revenues:
Total operating revenues									$ 884,649	$ 825,829	$ 557,108
Retransmission and carriage
Operating Revenues:
Total operating revenues									390,043	304,402	259,712
Other
Operating Revenues:
Total operating revenues									$ 76,707	$ 27,131	$ 28,953